Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Liquidity

In assessing the Company’s liquidity, the Company monitors and analyzes the cash on-hand and its operating expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements and operating expenses obligations. To date, the Company has financed its operations primarily through cash flows from operations, proceeds from financial institutions or third-party loans, and issuance of convertible debentures.

As of December 31, 2024, the Company had working capital of approximately $2.1 million with a cash balance of approximately $30,000. The Company had an operating loss of approximately $2.8 million and $7.1 million for the six months ended December 31, 2024 and 2023, respectively. These circumstances give rise to substantial doubt that the Company will continue as a going concern and these unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

To remediate the situation, the Company is working on the following three measures to ensure long-term financial stability and continuous growth in the decentralized cloud computing and blockchain infrastructure markets.

●	Since June 2024, the Company has become a non-exclusive sales representative of Aethir Edge miners and related hardware. In 2025, the Company already entered into several sales agreements to sell a total 295 units of Aethir Edge miners for a total price of $294,500. The Company is actively seeking alliances with blockchain service providers, data center operators, and decentralized finance (DeFi) platforms to explore new revenue opportunities.
●	The Company has developed a structured financing plan through a public offering. This initiative will be instrumental in raising sufficient capital to support operational stability and future expansion.
●	The Company has strengthened its liquidity position through conversions of convertible debentures and related interests accrued into ordinary shares. This action has supported its continued operation as a going concern.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (SEC), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results. The results of operations for the six months ended December 31, 2024 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2025. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements as of and for the years ended June 30, 2024 and 2023.

Principles of consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

The Company accounts for its noncontrolling interests in joint ventures or partnerships where the Company has influence over financial and operational matters, generally 50% or less ownership interest, under the equity method of accounting. In such cases, the original investments are recorded at cost and adjusted for our share of earnings, losses, and distributions. Distributions received from equity method investees are accounted for under the cumulative earnings approach on the Company’s consolidated statements of cash flows.

Use of estimates and assumptions

In presenting the unaudited condensed consolidated financial statements in accordance with U.S. GAAP, management make estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgement and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates are used when accounting for items and matters including standalone selling price of each distinct performance obligation in the cryptocurrency mining revenue recognition, determinations of the useful lives and impairment of long-lived assets, allowances for expected credit losses, realization of deferred tax assets and uncertain tax position, fair value of the Company’s share price to determine the beneficial conversion feature (“BCF”) within the convertible debentures, fair value of the share-based compensation, and fair value of the warrants issued.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Cryptocurrencies

Cryptocurrencies (Bitcoins) are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies purchased are recorded at cost. Cryptocurrencies awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the intraday low quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. For the six months ended December 31, 2024 and 2023, no impairment loss was recognized.

Purchases of cryptocurrencies by the Company are included within investing activities in accompanying consolidated statements of cash flows, while cryptocurrencies awarded to the Company through its mining activities are included within operating activities on the accompanying consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the consolidated statements of operations. The Company accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

Other receivables, net

Other receivables include advances to third parties, interest receivable of loan receivables and receivable due from buyer of disposed entities. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes the collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. During the six months ended December 31, 2024 and 2023, $3,375 and nil provision for expected credit losses was recognized, respectively.

Loans receivable, net

Loans receivable are recorded at the cash amount disbursed to originate the loans, net of allowance that estimated on a regular basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions. The Company continues to evaluate the reasonableness of the allowance policy and update if necessary. During the six months ended December 31, 2024 and 2023, $65,507 and nil recovery of expected credit losses was recognized, respectively.

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio. Commencing July 1, 2023, the Company adopted Accounting Standards Codification (“ASC”) 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Under ASU 2016-13, the Company has exposure to credit losses for financial assets, which are other receivables and loans receivable. The Company considered various factors, including nature, historical collection experience, the age of the accounts receivable balances, credit quality and specific risk characteristics of its customers, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Company have adopted loss rate method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate.

Financial assets are presented net of the allowance for credit losses in the consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of operations. Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Prepayments, net

Prepayments are cash advanced to service providers for future services. This amount is non-refundable and bears no interest. During the six months ended December 31, 2024 and 2023, nil provision for expected credit losses was recognized.

Impairment for long-lived assets

Long-lived assets, including plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. During the six months ended December 31, 2024 and 2023, nil and $4,530,587 impairment of long-lived assets was recognized, respectively.

Financial instruments

The Company analyzes all financial instruments with features of both liabilities and equity under Financial Accounting Standards Board (“FASB”) ASC Topic 480 “Distinguishing Liabilities from Equity” and FASB ASC Topic 815 “Derivatives and Hedging”. The embedded conversion features of convertible debentures not separately accounted for as a derivative and contained considered to be derivative instruments provide for a rate of conversion that is below market value. Such feature is normally characterized as a BCF required to separate the instruments into debt and equity. A BCF is a non-detachable conversion feature that is “in the money” at the commitment date, which requires recognition of interest expense for underlying debt instruments and a deemed dividend for underlying equity instruments. A conversion option is “in the money” if the effective conversion price is lower than the commitment date fair value of the share into which it is convertible. The relative fair values of the BCF were recorded as discounts from the face amount of the respective debt instrument. The Company amortized the discount using the straight-line method which approximates the effective interest method through maturity of such instruments.

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

ASC 820-10-20 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” The accounting standards establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. Long-term convertible debenture on the balance sheets is at carrying value, which approximates fair value as the third party was lending the money to us at the market rate.

Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Convertible debentures

The Company evaluates its convertible debentures to determine if those contracts or embedded components of those contracts qualify as derivatives. The result of this accounting treatment is that the fair value of the embedded derivative is recorded at fair value each reporting period and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statements of operations as other income or expense.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

If the conversion features of conventional convertible debt provide for a rate of conversion that is below market value at issuance, this feature is characterized as a BCF. A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense, over the life of the debt.

Upon conversion, the carrying amount of the convertible debentures, net of the unamortized discount shall be reduced by, if any, the cash (or other assets) transferred and then shall be recognized in the capital accounts to reflect the shares issued and no gain or loss is recognized pursuant to ASC Topic 470-20-40-4.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. As the Company’s warrants meet all of the criteria for equity classification, so the Company classified each warrant as its own equity.

Revenue recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle: (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Cryptocurrency mining:

The Company entered into cryptocurrency mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives (less cryptocurrency transaction fees to the mining pool operator which are recorded net with revenues), for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in cryptocurrency transaction verification services is an output of the Company’s ordinary activities. The provision of computing power is the only performance obligation in the Company’s contracts with third party pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the Company successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the intraday low quoted price of the related cryptocurrency at the time of receipt. All of the Company’s cryptocurrency are populated cryptocurrencies which are actively traded on the major trading platforms such as coinmarketcap.com. In December 2023, the Company ceased the cryptocurrency mining operations due to the high operating costs in the United States.

Cryptocurrency miner sales:

The Company earns revenue by facilitating the sale of cryptocurrency mining equipment under contracts with customers. The transaction price is fixed, agreed upon with the customer at contract inception, and payable in full prior to delivery, with no significant financing components. The Company recognizes revenue at a point in time when control of the equipment transfers to the customer, which occurs upon delivery to the customer’s designated pick-up location and acceptance per the sales contract terms. Control transfer is assessed based on the customer obtaining physical possession, legal title, and the significant risks and rewards of ownership.

The Company acts as an agent in these transactions, as it does not control the equipment before transfer. This determination reflects that: (1) the Company is not primarily responsible for fulfilling the promise to provide the equipment (a third-party supplier bears this obligation), (2) the Company does not bear inventory risk before or after the sale, and (3) pricing is determined by the supplier or market conditions, not the Company. As an agent, the Company’s performance obligation is to arrange for the equipment’s provision to the customer. Revenue is thus recognized on a net basis, representing the fee or commission earned, calculated as the difference between amounts charged to the customer and amounts remitted to the supplier. No significant variable consideration (e.g., discounts or returns) or capitalized contract costs are present.

Cost of revenues

Cost of revenues consists primarily of the direct costs associated with running the cryptocurrency mining business, such as utilities, maintenance labor costs, shipping fees, plant remodeling fees and other service charges. The Company signed hosting agreement with hosting partners, and the hosting partners will install the mining equipment and provide elective power, internet services and other necessary services to maintain the operation of the mining equipment. All the related operating fees are included in the all-in-one monthly fees charged by the hosting partner to the Company. Depreciation of cryptocurrency mining equipment is calculated separately and also recorded as a component of cost of revenues for cryptocurrency mining.

Share-based compensation

The Company records share-based compensation expense for employees at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of the Company’s shares. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rate. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company’s current and expected dividend policy.

The Company records share compensation expense for non-employees at fair value on the grant date and recognizes the expense over the service provider’s requisite service period.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(Loss) earnings per share (“EPS”)

Basic (loss) earnings per share are computed by dividing (loss) income available to ordinary shareholders by the weighted average ordinary shares outstanding during the period. Diluted (loss) earnings per share take into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Ordinary shares equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted (loss) earnings per share. Dilution is computed by applying the treasury share method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase ordinary shares at the average market price during the period.

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole, the Company has one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company primarily generates cryptocurrency mining revenue through mining pool operators, no geographical segments are presented.

Recently issued accounting pronouncements

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)”. The amendment in this Update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. For convertible instruments, the Board decided to reduce the number of accounting models for convertible debt instruments and convertible preferred shares. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The adoption of this ASU did not have a material effect on the Company’s unaudited condensed consolidated financial statements and related disclosures.

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” which expands annual and interim disclosure requirements for reportable segments. These requirements include: (i) disclosure of significant expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”); (ii) disclosure of an amount for other segment items (equal to the difference between segment revenue less segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss) by reportable segment and a description of their composition; (iii) annual disclosure of a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods; (iv) clarification that, if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report those additional measures of segment profit or loss; (v) disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources; and (vi) requiring a public entity that has a single reportable segment provide all the disclosures required by the amendments in this ASU, and all existing segment disclosures in Topic 280. ASU 2023-07 is effective for the Company’s annual periods beginning January 1, 2024, and for interim periods beginning January 1, 2025. The Company is currently evaluating the potential impact of adopting this new guidance on its unaudited condensed consolidated financial statements and related disclosures.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its unaudited condensed consolidated financial statements and related disclosures.

In December 2023, the FASB issued Accounting Standards Update No. 2023-08, Intangibles – “Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets” (ASU 2023-08”), which requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period. The objectives of the amendments are to provide investors and other capital allocators with more decision-useful information that better reflects the underlying economics of crypto assets within the scope and an entity’s financial position while reducing cost and complexity associated with applying cost-less-impairment accounting. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued (or made available for issuance). If amendments are adopted in an interim period, they must be adopted as of the beginning of the fiscal year that includes that interim period. The amendments in this ASU require a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets) as of the beginning of the annual reporting period in which an entity adopts the amendments. The Company is currently evaluating the potential impact of adopting this new guidance on its unaudited condensed consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.

Note 2 – Summary of significant accounting policies

Liquidity

In December 2023, the Company temporarily ceased the Bitcoin mining operations. In assessing the Company’s liquidity, the Company monitors and analyzes the cash on-hand and its operating expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements and operating expenses obligations. To date, the Company has financed its operations primarily through cash flows from operations and proceeds from financial institutions or third-party loans.

As of June 30, 2024, the Company had working capital of approximately $4.2 million. The Company signed a sales representative agreement with a third party in the business of selling Aethir Cloud rendering miners on June 7, 2024. The Company made an advance payment in the amount of $1.0 million to the third party in July 2024 and received 1,112 Aethir Cloud rendering miners in return. The Company can use the Bitcoins it mined and the miners it purchased to pledge and finance. In addition, equity financing has been utilized to finance the Company’s working capital requirements and capital expenditures.

These circumstances give rise to substantial doubt that the Company will continue as a going concern and these consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (SEC), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

The Company accounts for its noncontrolling interests in joint ventures or partnerships where the Company has influence over financial and operational matters, generally 50% or less ownership interest, under the equity method of accounting. In such cases, the original investments are recorded at cost and adjusted for our share of earnings, losses, and distributions. Distributions received from equity method investees are accounted for under the cumulative earnings approach on the Company’s consolidated statements of cash flows.

Use of estimates and assumptions

In presenting the consolidated financial statements in accordance with U.S. GAAP, management make estimates and assumptions that affect the amounts reported and related disclosures. Estimates, by their nature, are based on judgement and available information. Accordingly, actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The inputs into our judgments and estimates consider the economic implications of COVID-19 on the Company’s critical and significant accounting estimates. Significant estimates are used when accounting for items and matters including standalone selling price of each distinct performance obligation in revenue recognition, determinations of the useful lives and impairment of long-lived assets, allowances for expected credit losses, realization of deferred tax assets and uncertain tax position, fair value of the Company’s share price to determine the beneficial conversion feature (“BCF”) within the convertible debentures, fair value of the share-based compensation, and fair value of the warrants issued.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. Disposed Xiangtai BVI conducted its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities of disposed entities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The Company’s results of discontinued operations and cash flows are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The average translation rate applied to the consolidated statements of discontinued operations and comprehensive income (loss) and cash flows for the ten months ended April 30, 2022 was 6.41 RMB to $1.00. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Discontinued operations

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meet the criteria in paragraph 205-20-45-1E to be classified as discontinued operations. When all of the criteria to be classified as discontinued operations are met, including management having the authority to approve the action and committing to a plan to sell the entity or the components, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from the balances of the continuing operations. At the same time, the results of discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45. See Note 3 – Discontinued operations.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Cryptocurrencies

Cryptocurrencies (Bitcoins) are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies purchased are recorded at cost. Cryptocurrencies awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the intraday low quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Company concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. For the years ended June 30, 2024, 2023 and 2022, $7,102, $181,263 and $50,463 impairment loss was recognized, respectively.

Purchases of cryptocurrencies by the Company are included within investing activities in accompanying consolidated statements of cash flows, while cryptocurrencies awarded to the Company through its mining activities are included within operating activities on the accompanying consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the consolidated statements of operations. The Company accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

Other receivables, net

Other receivables include receivable due to exercised underwriting offering over-allotment option, advances to a third party, and receivable due from buyer of disposed entities. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes the collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. During the years ended June 30, 2024, 2023 and 2022, $389,528, $2,582,761 and nil provision for expected credit losses was recognized, respectively.

Loans receivable, net

Loans receivable are recorded at the cash amount disbursed to originate the loans, net of allowance that estimated on a regular basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions. The Company continues to evaluate the reasonableness of the allowance policy and update if necessary. During the years ended June 30, 2024, 2023 and 2022, $275,500, nil and nil provision for expected credit losses was recognized, respectively.

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio. Commencing July 1, 2023, the Company adopted ASC 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Under ASU 2016-13, the Company has exposure to credit losses for financial assets, which are other receivables and loans receivable. The Company considered various factors, including nature, historical collection experience, the age of the accounts receivable balances, credit quality and specific risk characteristics of its customers, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Company have adopted loss rate method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate.

Financial assets are presented net of the allowance for credit losses in the consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of operations. Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Prepayments, net

Prepayments are cash advanced to service providers for future services. This amount is refundable and bears no interest. During the years ended June 30, 2024, 2023 and 2022, $117,000, nil and nil provision for expected credit losses was recognized, respectively.

Security deposits, net

Security deposits are cash deposited to mining services providers with a term of one year. This amount is refundable and bears no interest. Management regularly reviews the deposit accounts and changes in payment trends and records allowances when management believes the collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. During the years ended June 30, 2024, 2023 and 2022, nil, $691,099 and nil provision for expected credit losses was recognized, respectively.

Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life
Cryptocurrency mining equipment	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances revise estimates of useful lives.

Long-term investment, net

The Company’s long-term investment consists of an equity investment without readily determinable fair value. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company has to recognize an impairment loss in net income (loss) equal to the difference between the carrying value and fair value. During the years ended June 30, 2024, 2023, and 2022, the Company recorded $2,389,698, $610,302 and nil impairment loss for this long-term investment, respectively.

Impairment for long-lived assets

Long-lived assets, including plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. During the years ended June 30, 2024, 2023 and 2022, $6,472,266, $16,691,803 and nil impairment of long-lived assets was recognized, respectively.

Accounts payable

Accounts payable are unpaid hosting fees. This amount is generally due within 30 days.

Financial instruments

The Company analyzes all financial instruments with features of both liabilities and equity under FASB Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” and FASB ASC Topic 815 “Derivatives and Hedging”. The embedded conversion features of convertible debentures not separately accounted for as a derivative and contained considered to be derivative instruments provide for a rate of conversion that is below market value. Such feature is normally characterized as a BCF required to separate the instruments into debt and equity. A BCF is a non-detachable conversion feature that is “in the money” at the commitment date, which requires recognition of interest expense for underlying debt instruments and a deemed dividend for underlying equity instruments. A conversion option is “in the money” if the effective conversion price is lower than the commitment date fair value of the share into which it is convertible. The relative fair values of the BCF were recorded as discounts from the face amount of the respective debt instrument. The Company amortized the discount using the straight-line method which approximates the effective interest method through maturity of such instruments.

Fair value measurement

The accounting standard regarding the fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

ASC 820-10-20 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” The accounting standards establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. Long-term convertible debenture on the balance sheets is at carrying value, which approximates fair value as the third party was lending the money to us at the market rate.

Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Convertible debentures

The Company evaluates its convertible debentures to determine if those contracts or embedded components of those contracts qualify as derivatives. The result of this accounting treatment is that the fair value of the embedded derivative is recorded at fair value each reporting period and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statements of operations as other income or expense.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

If the conversion features of conventional convertible debt provide for a rate of conversion that is below market value at issuance, this feature is characterized as a BCF. A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” In those circumstances, the convertible debt is recorded net of the discount related to the BCF, and the Company amortizes the discount to interest expense, over the life of the debt.

Upon conversion, the carrying amount of the convertible debentures, net of the unamortized discount shall be reduced by, if any, the cash (or other assets) transferred and then shall be recognized in the capital accounts to reflect the shares issued and no gain or loss is recognized pursuant to ASC Topic 470-20-40-4.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. As the Company’s warrants meet all of the criteria for equity classification, so the Company classified each warrant as its own equity.

Revenue recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle: (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Cryptocurrency mining:

The Company has entered into cryptocurrency mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when the Company provides computing power to the mining pool operator. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives (less cryptocurrency transaction fees to the mining pool operator which are recorded net with revenues), for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

Providing computing power in cryptocurrency transaction verification services is an output of the Company’s ordinary activities. The provision of computing power is the only performance obligation in the Company’s contracts with third party pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the Company successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the intraday low quoted price of the related cryptocurrency at the time of receipt. All of the Company’s cryptocurrency are populated cryptocurrencies which are actively traded on the major trading platforms such as coinmarketcap.com.

In December 2023, the FASB issued Accounting Standards Update No. 2023-08, Intangibles – “Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets” (ASU 2023-08”), which requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

Cost of revenues

Cost of revenues consists primarily of the direct costs associated with running the cryptocurrency mining business, such as utilities, maintenance labor costs, shipping fees, plant remodeling fees and other service charges. The Company signed hosting agreement with hosting partners, and the hosting partners will install the mining equipment and provide elective power, internet services and other necessary services to maintain the operation of the mining equipment. All the related operating fees are included in the all-in-one monthly fees charged by the hosting partner to the Company. Depreciation of cryptocurrency mining equipment is calculated separately and also recorded as a component of cost of revenues for cryptocurrency mining.

Share-based compensation

The Company records share compensation expense for employees at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of the Company’s shares. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rate. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company’s current and expected dividend policy.

The Company records share compensation expense for non-employees at fair value on the grant date and recognizes the expense over the service provider’s requisite service period.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns of the discontinued operations filed in 2020 to 2022 are subject to examination by any applicable tax authorities.

(Loss) earnings per share (“EPS”)

Basic (loss) earnings per share are computed by dividing (loss) income available to ordinary shareholders by the weighted average ordinary shares outstanding during the period. Diluted (loss) earnings per share take into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. Ordinary shares equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted (loss) earnings per share. Dilution is computed by applying the treasury share method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase ordinary shares at the average market price during the period.

A total of warrants to purchase up to 17,175,412 (572,514 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.008 (US$30.24 after Reverse Share Split) per share, a total of warrants to purchase up to 858,770 (28,626 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.96 (US$28.80 after Reverse Share Split) per share, a total of warrants to purchase up to 18,124,400 (604,147 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.008 (US$30.24 after Reverse Share Split) per share, a total of warrants to purchase up to 906,220 (30,207 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.89 (US$26.70 after Reverse Share Split) per share, a total of warrants to purchase up to 563,726 (18,791 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.51 (US$15.30 after Reverse Share Split) per share, and a total of warrants to purchase up to 5,925,599 (4,523,333 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.2 (US$1.3552 after Reverse Share Split) per share, and a total of warrants to purchase up to 1,070,719 ordinary shares in a concurrent private placement with an exercise price of US$5.44 per share are excluded in the diluted EPS calculation for the year ended June 30, 2024 due to their anti-diluted effect.

A total of warrants to purchase up to 17,175,412 (572,514 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.008 (US$30.24 after Reverse Share Split) per share, a total of warrants to purchase up to 858,770 (28,626 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.96 (US$28.80 after Reverse Share Split) per share, a total of warrants to purchase up to 18,124,400 (604,147 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.008 (US$30.24 after Reverse Share Split) per share, a total of warrants to purchase up to 906,220 (30,207 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.89 (US$26.70 after Reverse Share Split) per share, a total of warrants to purchase up to 563,726 (18,791 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.51 (US$15.30 after Reverse Share Split) per share, and a total of warrants to purchase up to 5,925,599 (4,523,333 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.2 (US$1.3552 after Reverse Share Split) per share are excluded in the diluted EPS calculation for the year ended June 30, 2023 due to their anti-diluted effect.

A total of 4,667 (156 after Reverse Share Split) warrants with weighted average effect of 1,867 (62 after Reverse Share Split) ordinary shares using treasury share method, a total of 95,000 (3,167 after Reverse Share Split) vested stock options issued on August 1, 2019 with conversion effect of 71,250 (2,375 after Reverse Share Split) ordinary shares, a total of warrants to purchase up to 17,175,412 (572,514 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.008 (US$30.24 after Reverse Share Split) per share, a total of warrants to purchase up to 858,770 (28,626 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.96 (US$28.80 after Reverse Share Split) per share, a total of warrants to purchase up to 18,124,400 (604,147 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$1.008 (US$30.24 after Reverse Share Split) per share, and a total of warrants to purchase up to 906,220 (30,207 after Reverse Share Split) ordinary shares in a concurrent private placement with an exercise price of US$0.89 (US$26.70 after Reverse Share Split) per share are excluded in the diluted EPS calculation for the year ended June 30, 2022 due to their anti-diluted effect.

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole, the Company has one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company primarily generates cryptocurrency mining revenue through mining pool operators, no geographical segments are presented.

Recently issued accounting pronouncements

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40)”. The amendment in this Update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles (GAAP) for certain financial instruments with characteristics of liabilities and equity. For convertible instruments, the Board decided to reduce the number of accounting models for convertible debt instruments and convertible preferred shares. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements and related disclosures.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued Accounting Standards Update No. 2023-08, Intangibles – “Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets” (ASU 2023-08”), which requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period. The objectives of the amendments are to provide investors and other capital allocators with more decision-useful information that better reflects the underlying economics of crypto assets within the scope and an entity’s financial position while reducing cost and complexity associated with applying cost-less-impairment accounting. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued (or made available for issuance). If amendments are adopted in an interim period, they must be adopted as of the beginning of the fiscal year that includes that interim period. The amendments in this ASU require a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets) as of the beginning of the annual reporting period in which an entity adopts the amendments. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year of operations and cash flow presentations. These reclassifications have no effect on the accompanying statements of operations.